Interbank deposits and securities purchased under agreements to resell (Tables)	12 Months Ended
Dec. 31, 2025
Interbank Deposits And Securities Purchased Under Agreements To Resell [Abstract]
Schedule of Interbank Deposits and Securities

	12/31/2025	12/31/2024
	Amortized Cost	Amortized Cost
Securities purchased under agreements to resell	280,595	243,220
Collateral held	39,562	78,199
Collateral repledge	162,795	117,108
Assets received as collateral with right to sell or repledge	55,300	7,223
Assets received as collateral without right to sell or repledge	107,495	109,885
Collateral sold	78,238	47,913
Interbank deposits	66,195	66,931
(Provision for expected credit loss)	(29)	(7)
Total	346,761	310,144
Current	339,703	296,071
Non-current	7,058	14,073